T. ROWE PRICE New Income Fund
February 28, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  8.8%
Car Loan  2.8%
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class C
4.844%, 6/15/33 (1) 2,288 2,304
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 13,567 13,642
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  10,995 11,190
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 4,375 4,394
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.767%, 12/26/31 (1) 4,021 4,032
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.167%, 12/26/31 (1) 87 88
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A3
4.04%, 12/17/29  7,230 7,241
CarMax Auto Owner Trust
Series 2022-1, Class C
2.20%, 11/15/27  11,975 11,962
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  2,585 2,642
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  10,260 10,373
CarMax Auto Owner Trust
Series 2025-4, Class A3
3.97%, 12/16/30  6,410 6,441
CarMax Auto Owner Trust
Series 2025-4, Class A4
4.08%, 6/16/31  4,135 4,169
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  5,115 5,156
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 485 480

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  13,955 13,814
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  13,890 14,254
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  3,080 3,121
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  24,990 25,300
Carvana Auto Receivables Trust
Series 2025-P4, Class B
4.59%, 1/12/32  5,785 5,888
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 11,132 11,227
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 11,994 11,895
Drive Auto Receivables Trust
Series 2025-2, Class B
4.14%, 9/15/32  6,765 6,784
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 10,280 10,483
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 6,525 6,610
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 4,495 4,611
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  11,815 11,775
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  2,907 2,952
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3
4.24%, 11/15/29  8,135 8,170
Exeter Automobile Receivables Trust
Series 2026-1A, Class A3
4.03%, 3/15/30  10,260 10,284

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A3
4.18%, 12/16/30  11,500 11,563
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  7,980 7,995
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  7,830 7,870
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 33,720 34,415
Ford Credit Floorplan Master Owner Trust
Series 2024-3, Class B
4.50%, 9/15/29 (1) 3,480 3,506
Ford Credit Floorplan Master Owner Trust
Series 2025-2, Class B
4.33%, 9/15/30  2,630 2,643
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class A1
4.06%, 9/15/30  13,510 13,616
GM Financial Automobile Leasing Trust
Series 2026-1, Class B
4.12%, 1/22/30  2,410 2,423
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 5,773 5,871
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 12,047 12,146
Hyundai Auto Receivables Trust
Series 2026-A, Class B
4.10%, 12/15/32  1,830 1,842
Hyundai Auto Receivables Trust
Series 2026-A, Class C
4.31%, 6/15/33  3,380 3,402
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class A
4.18%, 9/25/30 (1) 13,710 13,772
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 255 259
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.412%, 1/16/34 (1) 3,858 3,875

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.484%, 1/16/34 (1) 710 714
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  7,009 7,027
Santander Drive Auto Receivables Trust
Series 2025-4, Class A3
4.17%, 4/15/30  5,125 5,153
Santander Drive Auto Receivables Trust
Series 2026-1, Class A3
3.93%, 7/15/30  7,295 7,309
Santander Drive Auto Receivables Trust
Series 2026-1, Class B
4.07%, 4/15/32  10,870 10,904
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 5,690 5,754
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 4,615 4,690
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 2,340 2,415
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 11,248 11,375
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 2,920 3,013
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class A4
4.07%, 1/20/32 (1) 7,100 7,133
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class B
4.27%, 6/21/32 (1) 5,995 6,026
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class A4
4.29%, 6/20/29 (1) 3,375 3,403
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 1,930 1,948
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class C
4.71%, 1/22/30 (1) 998 1,008

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class A4
4.13%, 12/20/29 (1) 18,235 18,379
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class B
4.25%, 12/20/29 (1) 14,550 14,669
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 1,347 1,361
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 18,005 18,079
486,840
Credit Card  0.1%
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/15/31  16,765 17,086
17,086
Home Equity  0.1%
Towd Point Mortgage Trust
Series 2025-CES4, Class A1A, STEP
5.091%, 10/25/65 (1) 13,114 13,235
13,235
Other Asset-Backed Securities  5.5%
522 Funding
Series 2019-5A, Class BR2, CLO, FRN
3M TSFR + 1.50%, 5.16%, 4/15/35 (1) 16,085 16,085
Abry Liquid Credit
Series 2026-3A, Class A1, CLO, FRN
3M TSFR + 1.23%, 4.902%, 4/20/39 (1) 18,055 18,055
Affirm Asset Securitization Trust
Series 2025-X2, Class A
4.45%, 10/15/30 (1) 15,927 15,946
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 26,955 27,145
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 18,310 18,443
Affirm Master Trust
Series 2026-1A, Class A
4.37%, 2/15/34 (1) 9,145 9,185
AGL
Series 2021-10A, Class A1R2, CLO, FRN
3M TSFR + 1.17%, 4.832%, 4/15/39 (1) 33,550 33,550

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.318%, 10/20/34 (1) 4,860 4,867
Anchorage Capital
Series 2026-22A, Class AR4, CLO, FRN
3M TSFR + 1.23%, 4.809%, 1/20/39 (1) 25,405 25,378
Apex Credit
Series 2025-13A, Class A1, CLO, FRN
3M TSFR + 1.35%, 5.021%, 1/22/39 (1) 8,900 8,919
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 7,880 7,985
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 161 161
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 5,580 5,669
Barings
Series 2023-4A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.825%, 1/20/39 (1) 42,250 42,250
Benefit Street Partners XXIII
Series 2021-23A, Class B1R, CLO, FRN
3M TSFR + 1.55%, 5.218%, 4/25/34 (1) 1,505 1,506
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 2,100 2,094
Cedar Funding XV
Series 2022-15A, Class AR, CLO, FRN
3M TSFR + 1.28%, 4.917%, 1/20/39 (1) 17,335 17,358
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 4.988%, 1/18/38 (1) 18,615 18,665
CIFC Funding
Series 2020-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.322%, 1/15/40 (1) 10,530 10,556
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 3,723 3,736
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 32,015 31,623
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 4,328 4,350

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 11,640 11,715
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 1,465 1,479
Dell Equipment Finance Trust
Series 2025-2, Class A3
4.12%, 3/24/31 (1) 5,840 5,880
Dell Equipment Finance Trust
Series 2025-2, Class B
4.34%, 3/24/31 (1) 495 498
Dext
Series 2025-2, Class A3
4.23%, 4/15/36 (1) 2,960 2,969
DLLMT
Series 2026-1A, Class A3
4.20%, 12/20/29 (1) 3,155 3,176
DLLMT
Series 2026-1A, Class A4
4.36%, 9/20/33 (1) 820 830
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 3,808 3,823
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 1,630 1,645
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 13,432 12,778
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.372%, 1/15/38 (1) 11,510 11,538
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 3,723 3,868
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 2,989 3,103
Eldridge
Series 2025-2A, Class A1, CLO, FRN
3M TSFR + 1.28%, 4.916%, 1/20/39 (1) 3,345 3,354

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Elmwood
Series 2022-7A, Class AR2, CLO, FRN
3M TSFR + 1.20%, 4.828%, 1/20/39 (1) 10,850 10,868
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 5.572%, 1/15/38 (1) 2,445 2,455
Fortress Credit BSL XXVIII
Series 2026-1A, Class A1, CLO, FRN
3M TSFR + 1.29%, 4/20/39 (1)(2) 20,150 20,128
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 4,021 3,793
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 11,899 12,333
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 2,100 2,104
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 3,320 3,346
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 4,638 4,663
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 2,730 2,756
Invesco
Series 2021-3A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 4.749%, 10/22/34 (1) 17,000 17,002
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 5.422%, 1/15/36 (1) 11,620 11,631
KKR
Series 34A, Class AR, CLO, FRN
3M TSFR + 1.10%, 4.772%, 7/15/34 (1) 22,740 22,742
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 4.968%, 10/20/34 (1) 7,130 7,142
Madison Park Funding LX
Series 2022-60A, Class BR, CLO, FRN
3M TSFR + 1.75%, 5.418%, 10/25/37 (1) 6,270 6,283
Madison Park Funding XLVII
Series 2020-47A, Class A1R, CLO, FRN
3M TSFR + 1.54%, 5.208%, 4/19/37 (1) 5,495 5,500

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XLVII
Series 2020-47A, Class BR, CLO, FRN
3M TSFR + 1.95%, 5.618%, 4/19/37 (1) 4,000 4,003
Madison Park Funding XXXV
Series 2019-35A, Class A1R2, CLO, FRN
3M TSFR + 1.22%, 4.799%, 2/13/39 (1) 18,250 18,230
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 5,020 5,014
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 23,220 23,618
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 10,509 10,659
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 2,992 3,083
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 2,005 2,054
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.718%, 7/17/36 (1) 9,410 9,399
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 4.988%, 1/20/39 (1) 17,895 17,956
NMEF Funding
Series 2026-A, Class A3
4.20%, 2/15/34 (1) 1,740 1,746
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 1,105 1,110
Northwoods Capital XII-B
Series 2018-12BA, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.423%, 6/15/31 (1) 10,175 10,192
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.883%, 11/13/31 (1) 10,077 10,100
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.01%, 11/26/37 (1) 10,370 10,400
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 5.37%, 11/26/37 (1) 7,015 7,032

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 3,023 3,055
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 1,160 1,186
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 2,876 2,895
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 8,232 8,270
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 4.867%, 7/30/37 (1) 11,450 11,458
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 946 949
Progress Residential Trust
Series 2021-SFR8, Class B
1.681%, 10/17/38 (1) 4,920 4,843
Regatta XVI Funding
Series 2019-2A, Class A1R2, CLO, FRN
3M TSFR + 1.19%, 4.84%, 4/15/39 (1) 16,575 16,557
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.786%, 8/20/32 (1) 6,731 6,744
Rockford Tower
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.13%, 4.798%, 7/20/34 (1) 5,515 5,524
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.222%, 4/15/37 (1) 21,300 21,312
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 5.372%, 10/15/39 (1) 8,260 8,260
Sculptor XXVII
Series 27A, Class BRR, CLO, FRN
3M TSFR + 1.50%, 5.159%, 4/20/37 (1) 6,490 6,490
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 18,126 18,635
Sierra Timeshare Receivables Funding
Series 2022-3A, Class B
6.32%, 7/20/39 (1) 684 697

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Sierra Timeshare Receivables Funding
Series 2025-3A, Class A
4.44%, 8/22/44 (1) 5,180 5,213
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.218%, 4/25/37 (1) 29,505 29,522
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.318%, 1/20/32 (1) 5,045 5,050
Symphony
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.795%, 1/20/37 (1) 14,120 14,105
Symphony
Series 2023-40A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.367%, 1/5/38 (1) 8,515 8,531
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 4.872%, 10/15/31 (1) 6,935 6,934
Symphony XXXI
Series 2022-31A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.169%, 1/22/38 (1) 13,970 14,055
TPIC SPV, Class A 10.00%, 12/6/26, (10.00% PIK), Acquisiton Date:
12/10/24, Cost $1,275 (3)(4)(5) 1,637 1,637
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $20,047 (3)(4) 20,047 17,849
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 7,017 7,048
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 4.728%, 1/25/35 (1) 14,130 14,106
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 3,508 3,575
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.838%, 4/20/38 (1) 35,005 35,030
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 2,520 2,529
939,684
Student Loan  0.3%
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class C, FRN
SOFR30A + 1.80%, 5.467%, 7/27/48 (1) 6,613 6,601

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 20,755 18,975
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 8,345 8,377
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 1,571 1,566
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 9,272 8,611
44,130
Total Asset-Backed Securities
(Cost $1,493,798) 1,500,975
BANK LOANS  3.4% (6)
FINANCIAL INSTITUTIONS  0.7%
Brokerage Asset Managers Exchanges  0.4%
Citadel Securities Global Holdings, FRN
3M TSFR + 2.00%, 5.672%, 10/31/31  53,538 53,359
Jane Street Group, FRN
3M TSFR + 2.00%, 5.673%, 12/15/31  7,682 7,429
60,788
Insurance  0.3%
Alera Group, FRN
1M TSFR + 2.75%, 6.423%, 5/30/32  4,529 4,302
Alliant Holdings Intermediate, FRN
1M TSFR + 2.50%, 6.173%, 9/19/31  11,761 11,475
Asurion, FRN
1M TSFR + 4.25%, 7.923%, 9/19/30  2,228 2,221
Asurion, FRN
1M TSFR + 5.25%, 9.037%, 1/20/29 (2) 6,706 6,702
CRC Insurance Group, FRN
3M TSFR + 2.75%, 6.422%, 5/6/31  11,736 11,499
HUB International, FRN
3M TSFR + 2.25%, 5.92%, 6/20/30  16,728 16,525
Jones DesLauriers Insurance Management, FRN
3M TSFR + 3.00%, 6.664%, 2/2/33  1,542 1,478
54,202
Total Financial Institutions 114,990

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL  2.2%
Capital Goods  0.3%
Charter Next Generation, FRN
1M TSFR + 2.50%, 6.171%, 11/29/30  11,665 11,651
Engineered Machinery Holdings, FRN
3M TSFR + 3.25%, 6.922%, 11/26/32  3,090 3,097
Filtration Group, FRN
1M TSFR + 2.75%, 6.423%, 10/21/28  4,824 4,827
Quikrete Holdings, FRN
1M TSFR + 2.25%, 5.923%, 1/30/32  8,785 8,776
Resilience Parent, FRN
1M TSFR + 2.50%, 1/22/33 (2) 4,370 4,359
TK Elevator, FRN
6M TSFR + 2.75%, 4/30/30 (2)(3) 920 920
TK Elevator U.S. Newco, FRN
6M TSFR + 2.75%, 6.377%, 4/30/30  8,252 8,248
TransDigm, FRN
1M TSFR + 2.25%, 5.923%, 3/22/30  7,798 7,789
TransDigm, FRN
1M TSFR + 2.50%, 6.16%, 2/10/33  3,045 3,047
TransDigm, FRN
1M TSFR + 2.50%, 6.173%, 8/19/32  2,035 2,034
54,748
Communications  0.2%
Lamar Media, FRN
1M TSFR + 1.50%, 5.176%, 9/23/32  16,225 16,205
Level 3 Financing, FRN
1M TSFR + 3.25%, 6.923%, 3/29/32  8,535 8,548
24,753
Consumer Cyclical  0.5%
Belron Finance 2019, FRN
3M TSFR + 2.00%, 5.66%, 10/16/31  4,936 4,934
Caesars Entertainment, FRN
1M TSFR + 2.25%, 5.923%, 2/6/30  3,344 3,317
Clarios Global, FRN
1M TSFR + 2.75%, 6.423%, 1/28/32  4,563 4,548
Delta 2, FRN
3M TSFR + 1.75%, 5.422%, 9/10/31  5,020 5,024
EOC Borrower, FRN
1M TSFR + 2.75%, 6.423%, 3/24/32  5,443 5,419
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 5.424%, 11/8/30  53,680 53,853
TKO Worldwide Holdings, FRN
3M TSFR + 2.00%, 5.664%, 11/21/31  9,116 9,118
86,213

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Consumer Non-Cyclical  0.5%
Bausch + Lomb, FRN
1M TSFR + 3.75%, 7.423%, 1/15/31  4,696 4,694
Hopper Merger Sub, FRN
1M TSFR + 2.25%, 1/14/33 (2) 24,900 24,589
IQVIA, FRN
3M TSFR + 1.75%, 5.422%, 1/2/31  40,306 40,290
Medline Borrower, FRN
1M TSFR + 1.75%, 5.423%, 10/23/28  694 695
Medline Borrower, FRN
1M TSFR + 1.75%, 5.423%, 10/23/30  6,339 6,349
Opal U.S., FRN
3M TSFR + 3.00%, 6.686%, 4/28/32  12,045 12,027
88,644
Energy  0.2%
Hilcorp Energy I, FRN
1M TSFR + 1.75%, 5.417%, 2/11/30 (3) 24,287 24,256
24,256
Technology  0.5%
Applied Systems, FRN
1M TSFR + 2.25%, 5.924%, 2/24/31 (2) 24,586 24,060
Applied Systems, FRN
3M TSFR + 4.50%, 8.172%, 2/23/32  882 867
AthenaHealth Group, FRN
1M TSFR + 2.75%, 6.423%, 2/15/29  4,916 4,781
Avalara, FRN
3M TSFR + 2.75%, 6.422%, 3/26/32  8,208 7,601
Clearwater Analytics, FRN
1M TSFR + 2.00%, 5.677%, 4/21/32  5,092 5,084
Cloud Software Group, FRN
3M TSFR + 3.25%, 6.922%, 3/21/31  6,646 6,157
Ellucian Holdings, FRN
1M TSFR + 2.50%, 6.173%, 10/9/29 (2) 16,251 15,688
Epicor Software, FRN
1M TSFR + 2.50%, 6.173%, 5/30/31  11,850 11,477
Sandisk, FRN
3M TSFR + 3.00%, 6.669%, 2/20/32  368 368
UKG, FRN
3M TSFR + 2.50%, 6.167%, 2/10/31  7,669 7,244
83,327
Transportation  0.0%
AAdvantage Loyality IP, FRN
3M TSFR + 2.25%, 5.918%, 4/20/28  6,446 6,433
6,433
Total Industrial 368,374

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
UTILITY  0.5%
Electric  0.5%
Cogentrix Finance Holdco I, FRN
1M TSFR + 2.25%, 5.923%, 2/26/32  4,564 4,552
NRG Energy, FRN
3M TSFR + 1.75%, 5.521%, 4/16/31  75,854 75,984
Talen Energy Supply, FRN
3M TSFR + 2.00%, 5.672%, 11/25/32  2,725 2,729
Talen Energy Supply, FRN
3M TSFR + 2.50%, 6.153%, 5/17/30  3,196 3,203
Talen Energy Supply, FRN
3M TSFR + 2.50%, 6.153%, 12/15/31  5,207 5,217
Total Utility 91,685
Total Bank Loans
(Cost $578,677) 575,049
BOND FUNDS  0.0%
Mutual Funds & Exchange-Traded Funds  0.0%
T. Rowe Price Institutional Floating Rate Fund - Z Class, 7.01% (7)
(8) 39 361
Total Bond Funds
(Cost $347) 361
CORPORATE BONDS  22.8%
FINANCIAL INSTITUTIONS  8.1%
Banking  4.8%
American Express, VR, 5.667%, 4/25/36 (9) 6,685 7,075
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (EUR) (9) 1,500 1,875
Banco Santander, 5.127%, 11/6/35  10,200 10,257
Banco Santander Chile, 4.55%, 11/20/30 (1) 16,870 16,972
Bank Hapoalim, 4.722%, 7/14/29 (1) 20,690 20,739
Bank of America, VR, 1.898%, 7/23/31 (9) 47,876 43,424
Bank of America, VR, 2.299%, 7/21/32 (9) 13,098 11,805
Bank of America, VR, 5.464%, 5/9/36 (9)(10) 17,215 18,033
Bank of America, VR, 5.511%, 1/24/36 (9) 24,260 25,430
Barclays, VR, 5.367%, 2/25/31 (9) 9,700 10,066
Barclays, VR, 5.785%, 2/25/36 (9) 4,810 5,037
CaixaBank, VR, 5.581%, 7/3/36 (1)(9) 10,440 10,831
CaixaBank, VR, 6.037%, 6/15/35 (1)(9) 19,705 21,150
Capital One Financial, VR, 5.70%, 2/1/30 (9) 3,361 3,500
Capital One Financial, VR, 7.624%, 10/30/31 (9) 3,005 3,395

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (9) 1,500 1,864
Ceska sporitelna, VR, 4.824%, 1/15/30 (EUR) (9) 1,500 1,859
Ceska sporitelna, VR, 5.737%, 3/8/28 (EUR) (9)(10) 1,500 1,827
Citigroup, VR, 2.561%, 5/1/32 (9) 10,603 9,710
Citigroup, VR, 4.952%, 5/7/31 (9) 23,275 23,904
Citigroup, VR, 5.174%, 9/11/36 (9) 5,470 5,562
Citigroup, VR, 5.333%, 3/27/36 (9)(10) 18,900 19,472
Credit Agricole, VR, 4.818%, 9/25/33 (1)(9) 27,730 27,946
Credit Agricole, VR, 5.222%, 5/27/31 (1)(9) 9,010 9,311
Danske Bank, VR, 5.705%, 3/1/30 (1)(9) 12,075 12,605
Fifth Third Bancorp, VR, 5.141%, 1/29/37 (9) 24,985 25,033
Goldman Sachs Group, VR, 2.383%, 7/21/32 (9) 17,802 16,053
Goldman Sachs Group, VR, 3.615%, 3/15/28 (9) 20,205 20,108
Goldman Sachs Group, VR, 4.692%, 10/23/30 (9) 17,765 18,041
Goldman Sachs Group, VR, 5.016%, 10/23/35 (9) 18,865 19,078
HSBC Holdings, VR, 4.619%, 11/6/31 (9) 8,930 9,030
JPMorgan Chase, VR, 2.522%, 4/22/31 (9) 4,475 4,198
JPMorgan Chase, VR, 2.956%, 5/13/31 (9) 38,833 36,920
JPMorgan Chase, VR, 4.603%, 10/22/30 (9) 17,695 18,016
JPMorgan Chase, VR, 4.81%, 10/22/36 (9) 10,785 10,754
JPMorgan Chase, VR, 4.898%, 1/22/37 (9) 25,345 25,482
JPMorgan Chase, VR, 4.946%, 10/22/35 (9) 12,805 12,990
JPMorgan Chase, VR, 5.336%, 1/23/35 (9) 8,860 9,226
M&T Bank, VR, 5.40%, 7/30/35 (9) 12,909 13,100
Morgan Stanley, VR, 5.173%, 1/16/30 (9) 15,220 15,641
Morgan Stanley, VR, 5.32%, 7/19/35 (9) 4,674 4,836
Morgan Stanley, VR, 5.664%, 4/17/36 (9) 7,595 8,026
PNC Financial Services Group, VR, 5.373%, 7/21/36 (9) 5,710 5,915
PNC Financial Services Group, VR, 5.575%, 1/29/36 (9) 8,445 8,895
Santander Holdings USA, VR, 5.473%, 3/20/29 (9) 9,975 10,195
Skandinaviska Enskilda Banken, 4.375%, 11/6/28 (EUR)  2,905 3,590
Skandinaviska Enskilda Banken, VR, 5.00%, 8/17/33 (EUR) (9) 3,005 3,722
Societe Generale, VR, 2.797%, 1/19/28 (1)(9) 24,245 23,980
Societe Generale, VR, 5.50%, 4/13/29 (1)(9)(10) 17,160 17,599
Societe Generale, VR, 6.691%, 1/10/34 (1)(9) 13,351 14,660
Standard Chartered, VR, 4.529%, 6/5/32 (1)(9) 42,700 42,773
Standard Chartered, VR, 6.301%, 1/9/29 (1)(9) 6,880 7,142
State Street, VR, 4.784%, 10/23/36 (9) 4,245 4,238
Toronto-Dominion Bank, 4.928%, 10/15/35  9,815 9,900
Wells Fargo, VR, 2.572%, 2/11/31 (9) 49,550 46,632
Wells Fargo, VR, 5.15%, 4/23/31 (9) 39,452 40,834
830,256
Brokerage Asset Managers Exchanges  0.1%

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Jane Street Group, 6.125%, 11/1/32 (1) 2,020 2,027
Jane Street Group, 6.75%, 5/1/33 (1) 9,630 9,880
Jane Street Group, 7.125%, 4/30/31 (1) 4,352 4,509
LPL Holdings, 5.65%, 3/15/35  3,465 3,520
19,936
Finance Companies  0.4%
Ares Strategic Income Fund, 5.45%, 9/9/28 (1) 4,180 4,179
Blackstone Secured Lending Fund, 5.25%, 9/4/29  2,685 2,666
Blue Owl GP Stakes IV, 4.88%, 10/30/28, Acquisition Date: 10/9/25,
Cost $13,460 (3)(4) 13,460 13,460
Golub Capital Private Credit Fund, 5.875%, 5/1/30  9,581 9,581
MidCap Financial, 5.735%, 4/15/29, Acquisition Date: 12/22/25,
Cost $16,500 (1)(4) 16,500 16,536
Navient, 5.625%, 8/1/33  3,850 3,163
Navient, 7.875%, 6/15/32 (10) 2,924 2,721
Navient, 9.375%, 7/25/30  7,770 7,865
Navient, 11.50%, 3/15/31  4,760 5,051
OneMain Finance, 7.50%, 5/15/31  2,685 2,772
67,994
Financial Other  0.4%
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 5,490 5,501
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29
(EUR)  8,470 9,674
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (1) 5,840 5,886
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  30,488 31,508
HAT Holdings I, 8.00%, 6/15/27 (1) 10,245 10,657
Howard Hughes, 5.875%, 3/1/32 (1) 5,075 5,072
Howard Hughes, 6.125%, 3/1/34 (1) 3,433 3,425
71,723
Insurance  1.7%
Alliant Holdings Intermediate, 6.50%, 10/1/31 (1) 1,705 1,717
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 3,625 3,664
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 2,450 2,489
Aspen Insurance Holdings, 5.75%, 7/1/30  1,830 1,925
Asurion & Asurion Co-Issuer, 8.00%, 12/31/32 (1) 8,425 8,864
Asurion & Asurion Co-Issuer, 8.375%, 2/1/34 (1) 8,523 8,473
Athene Global Funding, 5.526%, 7/11/31 (1) 18,015 18,336
Centene, 4.25%, 12/15/27  3,340 3,320
Centene, 4.625%, 12/15/29  41,038 40,034
CNO Global Funding, 4.95%, 9/9/29 (1) 3,885 3,964
Corebridge Global Funding, 4.90%, 8/21/32 (1) 3,585 3,615
Corebridge Global Funding, 5.20%, 1/12/29 (1)(10) 3,270 3,366
Equitable America Global Funding, 4.70%, 9/15/32 (1) 1,421 1,414
First American Financial, 2.40%, 8/15/31  15,000 13,223

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Five Corners Funding Trust II, 2.85%, 5/15/30 (1) 2,031 1,923
GA Global Funding Trust, 5.40%, 1/13/30 (1) 10,015 10,284
GA Global Funding Trust, 5.50%, 4/1/32 (1) 10,780 10,932
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 6,825 7,022
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 8,635 8,856
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 17,935 17,410
HUB International, 7.25%, 6/15/30 (1) 4,585 4,728
Jackson National Life Global Funding, 5.35%, 1/13/30 (1) 9,930 10,269
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 3,183 3,303
Molina Healthcare, 6.50%, 2/15/31 (1) 1,515 1,521
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 3,040 3,092
RGA Global Funding, 5.00%, 8/25/32 (1) 10,725 10,885
Sammons Financial Group Global Funding, 4.80%, 12/12/30 (1) 6,760 6,831
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 4,775 4,855
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 9,000 9,242
UnitedHealth Group, 4.50%, 4/15/33  16,060 16,031
UnitedHealth Group, 5.05%, 4/15/53  24,469 22,274
UnitedHealth Group, 5.30%, 6/15/35 (10) 7,575 7,900
UnitedHealth Group, 5.95%, 6/15/55  4,270 4,421
Wynnton Funding Trust, 5.251%, 8/15/35 (1) 7,995 8,098
284,281
Real Estate Investment Trusts  0.7%
Aedifica, 0.75%, 9/9/31 (EUR)  3,800 3,925
Alexandria Real Estate Equities, 2.00%, 5/18/32  3,101 2,662
Alexandria Real Estate Equities, 5.25%, 5/15/36  2,525 2,538
Alexandria Real Estate Equities, 5.50%, 10/1/35 (10) 4,850 4,980
American Homes 4 Rent, 5.25%, 3/15/35  4,645 4,684
Brixmor Operating Partnership, 3.90%, 3/15/27  30,217 30,179
Brixmor Operating Partnership, 4.85%, 2/15/33  2,455 2,476
Brixmor Operating Partnership, 5.20%, 4/1/32  3,630 3,750
Cofinimmo, 0.875%, 12/2/30 (EUR)  8,000 8,512
Healthcare Realty Holdings, 2.05%, 3/15/31  4,931 4,379
Invitation Homes Operating Partnership, 2.00%, 8/15/31  4,175 3,679
Invitation Homes Operating Partnership, 5.45%, 8/15/30  4,206 4,382
Praemia Healthcare, 3.875%, 6/5/32 (EUR)  7,200 8,562
Prologis Targeted U.S. Logistics Fund, 4.25%, 1/15/31 (1) 8,500 8,519
Prologis Targeted U.S. Logistics Fund, 4.75%, 1/15/36 (1) 9,215 9,105
Realty Income, 5.125%, 4/15/35  2,805 2,884
Segro Capital, 1.875%, 3/23/30 (EUR)  1,685 1,927
Service Properties Trust, 8.625%, 11/15/31 (1) 4,990 5,250

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Service Properties Trust, Zero Coupon, 9/30/27 (1) 1,545 1,410
113,803
Total Financial Institutions 1,387,993
INDUSTRIAL  12.5%
Basic Industry  0.4%
Celanese U.S. Holdings, 7.05%, 11/15/30  2,349 2,508
Celanese U.S. Holdings, 7.379%, 7/15/32  2,925 3,081
Celulosa Arauco y Constitucion, 6.18%, 5/5/32 (1) 1,880 1,924
Freeport-McMoRan, 4.25%, 3/1/30  4,247 4,253
Freeport-McMoRan, 4.375%, 8/1/28  6,681 6,690
Freeport-McMoRan, 4.625%, 8/1/30  2,715 2,746
Freeport-McMoRan, 5.00%, 9/1/27  1,558 1,559
Minera Mexico, 5.625%, 2/12/32 (1) 24,830 25,932
Orbia Advance Corp., 6.80%, 5/13/30 (1) 11,045 11,136
Qnity Electronics, 6.25%, 8/15/33 (1) 335 348
Sherwin-Williams, 5.15%, 8/15/35  1,732 1,780
61,957
Capital Goods  1.1%
3M, 5.15%, 3/15/35 (10) 17,335 17,904
BAE Systems, 5.30%, 3/26/34 (1) 10,970 11,531
Boeing, 3.75%, 2/1/50  9,233 6,854
Boeing, 5.705%, 5/1/40  8,335 8,674
Boeing, 6.388%, 5/1/31  8,645 9,444
Boeing, 6.528%, 5/1/34  6,672 7,486
Boeing, 6.858%, 5/1/54  24,802 28,458
Deere, 5.45%, 1/16/35  16,960 18,106
GE Vernova, 5.50%, 2/4/56  3,450 3,422
General Electric, 4.30%, 7/29/30  8,980 9,126
General Electric, 4.90%, 1/29/36  6,935 7,109
Quikrete Holdings, 6.375%, 3/1/32 (1) 5,039 5,238
RB Global Holdings, 7.75%, 3/15/31 (1) 3,662 3,807
Regal Rexnord, 6.05%, 4/15/28  16,795 17,415
RTX, 2.82%, 9/1/51  6,594 4,210
RTX, 3.03%, 3/15/52  4,750 3,157
RTX, 5.15%, 2/27/33  5,881 6,154
TransDigm, 6.125%, 7/31/34 (1) 1,470 1,493
TransDigm, 6.25%, 1/31/34 (1) 1,480 1,530
TransDigm, 6.75%, 1/31/34 (1) 1,690 1,754
TransDigm, 6.875%, 12/15/30 (1) 2,555 2,659
TransDigm, 7.125%, 12/1/31 (1) 3,120 3,270
Vertiv Holdings, 5.80%, 3/15/56  1,780 1,782
180,583

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Communications  2.8%
American Tower, 4.70%, 12/15/32  5,955 6,015
American Tower, 4.90%, 3/15/30  2,490 2,559
AT&T, 3.50%, 9/15/53  9,230 6,283
AT&T, 4.55%, 11/1/32  9,765 9,825
Beignet Investor, 6.581%, 5/30/49 (1) 15,250 16,195
CCO Holdings, 4.50%, 6/1/33 (1) 3,330 2,975
CCO Holdings, 7.00%, 2/1/33 (1) 3,605 3,686
CCO Holdings, 7.375%, 3/1/31 (1)(10) 3,470 3,580
Cellnex Finance, 2.00%, 2/15/33 (EUR)  9,200 9,869
Chorus, 3.625%, 9/7/29 (EUR)  3,115 3,765
Directv Financing, 5.875%, 8/15/27 (1) 318 319
Discovery Global Holdings, 5.05%, 3/15/42  4,215 2,961
EchoStar, 10.75%, 11/30/29  7,410 8,093
Elisa, 4.00%, 1/27/29 (EUR)  1,480 1,809
Infrastrutture Wireless Italiane, 3.75%, 4/1/30 (EUR)  6,003 7,241
Level 3 Financing, 7.00%, 3/31/34 (1) 10,240 10,643
Meta Platforms, 4.875%, 11/15/35  11,265 11,369
Meta Platforms, 5.50%, 11/15/45  13,900 13,725
Meta Platforms, 5.625%, 11/15/55  32,960 32,262
NTT Finance, 4.876%, 7/16/30 (1) 4,860 4,986
NTT Finance, 5.171%, 7/16/32 (1) 3,650 3,774
NTT Finance, 5.502%, 7/16/35 (1) 7,105 7,416
Orange, 4.25%, 1/13/31 (1) 6,620 6,631
Orange, 5.00%, 1/13/36 (1) 13,375 13,425
Prosus, 2.085%, 1/19/30 (EUR)  1,710 1,939
Rogers Communications, 5.00%, 2/15/29  18,431 18,844
Rogers Communications, 5.30%, 2/15/34  20,675 21,102
SBA Tower Trust, 1.84%, 4/15/27 (1) 21,685 21,144
SBA Tower Trust, 2.593%, 10/15/31 (1) 17,515 15,986
SBA Tower Trust, 4.831%, 10/15/29 (1) 17,915 18,169
Sirius XM Radio, 5.875%, 4/15/32 (1) 5,115 5,100
Sprint Capital, 6.875%, 11/15/28  24,540 26,355
Sprint Capital, 8.75%, 3/15/32  15,530 18,963
T-Mobile USA, 3.50%, 4/15/31  14,080 13,594
T-Mobile USA, 4.625%, 1/15/33 (10) 25,215 25,379
T-Mobile USA, 5.00%, 2/15/36  19,555 19,675
T-Mobile USA, 5.05%, 7/15/33  25,155 25,939
T-Mobile USA, 5.70%, 1/15/56 (10) 16,700 16,408
T-Mobile USA, 5.875%, 11/15/55  7,650 7,715
TDC Net, 6.50%, 6/1/31 (EUR)  5,340 7,090
Time Warner Cable, 6.75%, 6/15/39  7,092 7,272
Time Warner Cable, 7.30%, 7/1/38  2,193 2,375

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Verizon Communications, 5.875%, 11/30/55  18,955 19,044
Vmed O2 U.K. Financing I, 7.75%, 4/15/32 (1) 3,509 3,509
485,008
Consumer Cyclical  1.5%
Advance Auto Parts, 7.00%, 8/1/30 (1) 2,045 2,097
Advance Auto Parts, 7.375%, 8/1/33 (1) 6,475 6,635
Amazon.com, 5.45%, 11/20/55  25,205 24,796
Aptiv Swiss Holdings, 3.10%, 12/1/51 (10) 25,510 16,622
Belron U.K. Finance, 5.75%, 10/15/29 (1) 2,810 2,873
CBRE Services, 4.80%, 6/15/30  4,575 4,664
CBRE Services, 4.90%, 1/15/33  3,545 3,587
Clarios Global, 6.75%, 5/15/28 (1) 67 69
Clarios Global, 6.75%, 2/15/30 (1) 440 461
Ferrari, 3.625%, 5/21/30 (EUR)  7,090 8,629
Flutter Treasury, 5.875%, 6/4/31 (1) 2,470 2,471
Ford Motor Credit, 5.73%, 9/5/30  7,820 8,045
Ford Motor Credit, 7.35%, 3/6/30  14,378 15,571
General Motors Financial, 5.45%, 1/8/36 (10) 3,750 3,815
General Motors Financial, 5.55%, 7/15/29  12,735 13,260
General Motors Financial, 6.40%, 1/9/33  4,466 4,860
GLP Capital, 5.25%, 2/15/33  10,545 10,665
GLP Capital, 5.625%, 3/1/36  7,930 7,930
Hilton Domestic Operating, 6.125%, 4/1/32 (1) 2,955 3,054
Hyundai Capital America, 4.55%, 9/26/29 (1) 11,135 11,290
Hyundai Capital America, 4.55%, 1/8/31 (1) 13,730 13,854
Hyundai Capital America, 4.75%, 9/26/31 (1) 7,295 7,424
Hyundai Capital America, 5.35%, 3/19/29 (1) 5,630 5,822
Hyundai Capital America, 5.40%, 1/8/31 (1) 3,290 3,439
Hyundai Capital America, 6.50%, 1/16/29 (1) 6,620 7,031
Las Vegas Sands, 3.50%, 8/18/26  10,677 10,634
Match Group Holdings II, 6.125%, 9/15/33 (1) 5,548 5,536
NFL, 4.78%, 10/5/30, Acquisition Date: 6/27/25, Cost $9,520 (3)(4) 9,520 9,520
Nissan Motor, 7.50%, 7/17/30 (1) 2,910 3,071
Nissan Motor Acceptance, 6.125%, 9/30/30 (1) 3,400 3,408
Rivian Holdings, 10.00%, 1/15/31 (1) 5,240 4,957
Uber Technologies, 4.50%, 8/15/29 (1) 17,774 17,791
Uber Technologies, 4.80%, 9/15/34  2,750 2,757
Uber Technologies, 4.80%, 9/15/35  13,560 13,468
Yum! Brands, 5.375%, 4/1/32  3,270 3,323
263,429
Consumer Non-Cyclical  2.5%
Abbott Laboratories, 4.65%, 3/15/36  14,780 14,772
Abbott Laboratories, 5.50%, 3/15/56  17,055 17,120
AbbVie, 5.40%, 3/15/54  16,570 16,270

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
American Medical Systems Europe, 3.25%, 3/8/34 (EUR)  11,841 13,833
BAT Capital, 5.35%, 8/15/32  18,240 19,149
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 11,085 11,931
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  3,225 3,265
Bon Secours Mercy Health, 3.464%, 6/1/30  5,370 5,282
Cigna Group, 4.50%, 9/15/30  4,650 4,713
Cigna Group, 6.00%, 1/15/56 (10) 6,505 6,751
CommonSpirit Health, 2.782%, 10/1/30  1,345 1,265
CVS Health, 5.00%, 9/15/32  6,070 6,227
CVS Health, 5.05%, 3/25/48  37,769 33,667
CVS Health, VR, 6.75%, 12/10/54 (9) 16,515 17,217
CVS Health, VR, 7.00%, 3/10/55 (9) 4,920 5,175
Eli Lilly, 5.55%, 10/15/55  10,010 10,169
EMD Finance, 4.625%, 10/15/32 (1) 24,075 24,373
Galderma Finance Europe, 3.50%, 3/20/30 (EUR)  6,092 7,339
HCA, 4.60%, 11/15/32  19,960 19,974
Icon Investments Six, 5.849%, 5/8/29 (10) 1,369 1,402
Icon Investments Six, 6.00%, 5/8/34  3,448 3,539
Imperial Brands Finance, 6.375%, 7/1/55 (1) 11,195 11,606
IQVIA, 6.50%, 5/15/30 (1) 435 447
Mars, 5.65%, 5/1/45 (1) 11,635 11,908
Medline Borrower, 3.875%, 4/1/29 (1) 16,662 16,387
Medline Borrower, 6.25%, 4/1/29 (1) 12,811 13,221
Opal Bidco, 6.50%, 3/31/32 (1) 2,281 2,349
Philip Morris International, 4.625%, 10/29/35  16,945 16,766
Revvity, 1.90%, 9/15/28  5,508 5,216
Revvity, 2.25%, 9/15/31  7,580 6,743
Sartorius Finance, 4.875%, 9/14/35 (EUR)  14,300 18,050
Solventum, 5.90%, 4/30/54  31,477 31,470
Sutter Health, 5.164%, 8/15/33  5,265 5,480
Sutter Health, Series 2025, 5.213%, 8/15/32  3,400 3,567
Sutter Health, Series 2025, 5.537%, 8/15/35  11,135 11,832
Tenet Healthcare, 6.00%, 11/15/33 (1)(10) 645 667
Thermo Fisher Scientific, 4.55%, 6/15/33  4,115 4,163
Thermo Fisher Scientific, 4.894%, 10/7/37  15,170 15,292
Thermo Fisher Scientific, 5.546%, 2/12/46  6,570 6,697
UCB, 4.25%, 3/20/30 (EUR) (10) 3,100 3,800
429,094
Energy  1.7%
Aethon III, 10.077%, 1/10/27, Acquisition Date: 9/5/25,
Cost $4,497 (3)(4) 4,520 4,486
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 16,685 17,482
Crescent Energy Finance, 7.375%, 1/15/33 (1) 5,545 5,511
Diamondback Energy, 5.40%, 4/18/34  9,799 10,190

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Diamondback Energy, 5.75%, 4/18/54  30,648 29,898
Harbour Energy, 6.327%, 4/1/35 (1) 28,595 29,766
Hilcorp Energy I, 7.25%, 2/15/35 (1) 3,400 3,370
Hilcorp Energy I, 8.375%, 11/1/33 (1) 8,001 8,434
Kinetik Holdings, 6.625%, 12/15/28 (1) 593 611
Matador Resources, 6.00%, 4/15/34 (1) 1,937 1,939
Occidental Petroleum, 6.05%, 10/1/54  8,515 8,482
Occidental Petroleum, 6.20%, 3/15/40  2,261 2,361
Occidental Petroleum, 8.875%, 7/15/30  26,910 31,263
ONEOK, 6.05%, 9/1/33  25,359 27,234
Permian Resources Operating, 6.25%, 2/1/33 (1) 3,085 3,189
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 19,650 8,675
Raizen Fuels Finance, 6.45%, 3/5/34 (1)(10) 3,860 1,720
Raizen Fuels Finance, 6.70%, 2/25/37 (1) 5,930 2,663
SM Energy, 9.625%, 6/15/33 (1) 4,515 4,991
Sunoco, VR, 7.875% (1)(9)(11) 11,410 11,827
Targa Resources, 5.55%, 8/15/35  8,995 9,322
Targa Resources, 5.65%, 2/15/36  5,745 5,975
Targa Resources, 6.125%, 5/15/55 (10) 2,705 2,735
Targa Resources, 6.15%, 3/1/29  15,155 16,026
Targa Resources Partners, 5.50%, 3/1/30  5,907 6,010
TotalEnergies Capital International, 3.127%, 5/29/50 (10) 7,904 5,422
TotalEnergies Capital International, 3.461%, 7/12/49  7,180 5,287
Venture Global LNG, 9.50%, 2/1/29 (1) 2,730 2,928
Venture Global LNG, VR, 9.00% (1)(9)(11) 6,325 5,530
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1) 2,470 2,600
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 2,905 3,224
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1) 5,780 6,559
Wintershall Dea Finance, 1.823%, 9/25/31 (EUR)  1,800 1,915
287,625
Technology  2.3%
Alphabet, 4.375%, 11/15/32  17,350 17,584
Alphabet, 4.80%, 2/15/36  20,065 20,391
Alphabet, 5.65%, 2/15/56  17,077 17,463
AP Grange Holdings, 6.50%, 3/20/45, Acquisition Date: 6/12/24,
Cost $16,600 (3)(4) 16,600 17,430
Broadcom, 4.55%, 2/15/32  8,245 8,349
Broadcom, 5.15%, 11/15/31  13,255 13,877
Cadence Design Systems, 4.70%, 9/10/34 (10) 11,765 11,855
Fiserv, 4.55%, 2/15/31  25,550 25,477
Foundry JV Holdco, 6.10%, 1/25/36 (1) 3,595 3,836
Foundry JV Holdco, 6.20%, 1/25/37 (1) 25,230 26,963
Foundry JV Holdco, 6.25%, 1/25/35 (1) 3,125 3,364
Foundry JV Holdco, 6.40%, 1/25/38 (1) 7,385 8,000

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Intel, 5.60%, 2/21/54  8,161 7,688
Leidos, 4.10%, 3/15/29  4,205 4,215
Marvell Technology, 2.95%, 4/15/31  13,927 13,016
Marvell Technology, 4.75%, 7/15/30  2,375 2,421
Marvell Technology, 5.45%, 7/15/35 (10) 10,260 10,657
Motorola Solutions, 5.40%, 4/15/34  7,860 8,204
Motorola Solutions, 5.55%, 8/15/35  15,800 16,629
NXP, 3.125%, 2/15/42  11,284 8,402
NXP, 3.25%, 11/30/51  33,796 22,668
Oracle, 4.80%, 9/26/32  6,965 6,808
Oracle, 5.20%, 9/26/35 (10) 8,785 8,490
Oracle, 5.70%, 2/4/36  10,390 10,393
Oracle, 5.95%, 9/26/55  47,585 41,843
Oracle, 6.85%, 2/4/66  9,120 8,746
Paychex, 5.60%, 4/15/35 (10) 6,070 6,220
Stripe, Series A, 5.04%, 9/26/30, Acquisition Date: 9/16/25,
Cost $17,200 (3)(4) 17,200 17,200
Synopsys, 4.85%, 4/1/30  11,925 12,213
Synopsys, 5.70%, 4/1/55  12,155 12,147
392,549
Transportation  0.2%
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  9,705 11,063
Burlington Northern Santa Fe, 5.50%, 3/15/55  14,325 14,269
Element Fleet Management, 5.037%, 3/25/30 (1) 6,850 7,028
Heathrow Funding, 1.875%, 3/14/34 (EUR)  7,117 7,376
Heathrow Funding, 3.875%, 1/16/36 (EUR)  1,740 2,061
41,797
Total Industrial 2,142,042
UTILITY  2.2%
Electric  2.0%
AES, 5.80%, 3/15/32  24,580 25,621
Alpha Generation, 6.75%, 10/15/32 (1) 705 733
Ameren, 5.00%, 5/15/36  13,355 13,381
Appalachian Power, 5.65%, 4/1/34  4,090 4,314
CFE Fibra, 5.875%, 9/23/40 (1) 2,221 2,217
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 7,312 7,569
CHPE, Series A, 5.51%, 9/30/35, Acquisition Date: 8/22/25,
Cost $3,500 (3)(4) 3,500 3,500
Colbun, 5.375%, 9/11/35 (1) 5,780 5,856
Constellation Energy Generation, 5.75%, 3/15/54 (10) 14,350 14,427
FirstEnergy, 2.65%, 3/1/30  15,341 14,492
FirstEnergy, Series B, 2.25%, 9/1/30  2,840 2,608
FirstEnergy Transmission, 5.00%, 1/15/35  5,680 5,755

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Florida Power & Light, 5.60%, 2/15/66  8,515 8,462
IPALCO Enterprises, 5.75%, 4/1/34  9,230 9,519
Kentucky Utilities, 5.85%, 8/15/55  1,735 1,787
Louisville Gas & Electric, 5.85%, 8/15/55  1,735 1,779
National Grid Electricity Distribution East Midlands, 3.949%, 9/20/32
(EUR)  3,070 3,777
NextEra Energy Capital Holdings, 5.85%, 3/1/56  25,300 25,440
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 10,185 10,349
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 9,190 9,018
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 5,770 5,893
NRG Energy, 6.00%, 1/15/36 (1) 3,035 3,089
Pacific Gas & Electric, 3.50%, 8/1/50  6,018 4,138
Pacific Gas & Electric, 4.95%, 7/1/50  5,605 4,838
Pacific Gas & Electric, 5.00%, 6/4/28  7,465 7,602
Pacific Gas & Electric, 5.05%, 10/15/32  13,330 13,587
Pacific Gas & Electric, 5.20%, 5/1/36  8,655 8,680
Pacific Gas & Electric, 5.90%, 10/1/54  3,326 3,239
Pacific Gas & Electric, 6.00%, 5/1/56  6,435 6,350
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 9,700 10,252
Public Service of Oklahoma, 5.45%, 1/15/36  19,460 20,165
Southern California Edison, 4.80%, 3/15/33  7,705 7,738
Southern Power, Series B, 4.90%, 10/1/35  5,100 5,092
Talen Energy Supply, 6.25%, 2/1/34 (1) 3,020 3,073
Talen Energy Supply, 6.50%, 2/1/36 (1) 3,825 3,932
Talen Energy Supply, 8.625%, 6/1/30 (1) 4,378 4,608
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 2,080 2,150
Vistra, Series C, VR, 8.875% (1)(9)(10)(11) 17,455 19,240
Vistra Operations, 5.70%, 12/30/34 (1) 443 459
Vistra Operations, 6.00%, 4/15/34 (1) 5,820 6,164
Vistra Operations, 6.95%, 10/15/33 (1) 20,930 23,472
WEC Energy, 6.69%, 6/15/55, Acquisition Date: 12/16/24,
Cost $5,060 (3)(4) 5,060 5,150
XPLR Infrastructure Operating Partners, 8.625%, 3/15/33 (1) 2,795 2,958
342,473
Natural Gas  0.2%
APA Infrastructure, 0.75%, 3/15/29 (EUR)  3,520 3,915
APA Infrastructure, 5.125%, 9/16/34 (1) 3,250 3,314
APA Infrastructure, 5.75%, 9/16/44 (1) 4,400 4,536
Boston Gas, 6.119%, 7/20/53 (1) 5,860 6,014
Snam, 6.50%, 5/28/55 (1) 4,425 4,786
Southern California Gas, 5.45%, 6/15/35  7,780 8,184

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Southern Gas Capital, Series B, 5.10%, 9/15/35  5,660 5,763
36,512
Total Utility 378,985
Total Corporate Bonds
(Cost $3,870,857) 3,909,020
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.7%
Government Guarantee  0.0%
Landsvirk, Series A, 5.37%, 5/15/33, Acquisition Date: 5/15/25,
Cost $2,435 (3)(4) 2,435 2,457
2,457
Owned No Guarantee  1.4%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 18,840 19,067
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1) 9,950 10,205
Comision Federal de Electricidad, 6.045%, 1/28/34 (1)(10) 9,570 9,689
Comision Federal de Electricidad, 6.45%, 1/24/35 (1)(10) 26,299 27,241
Corp. Nacional del Cobre de Chile, 5.529%, 1/30/37 (1) 11,000 11,285
ESB Finance, 4.00%, 10/3/28 (EUR)  1,470 1,793
Export-Import Bank of India, 5.75%, 1/12/56 (1) 1,800 1,879
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 11,594 12,111
Landsbankinn, 5.00%, 5/13/28 (EUR)  1,490 1,842
Logicor Financing, 4.25%, 7/18/29 (EUR)  3,095 3,797
Logicor Financing, 4.625%, 7/25/28 (EUR)  3,055 3,751
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 8,200 8,443
Ma'aden Sukuk, 5.50%, 2/13/35 (1)(10) 5,633 5,830
NBN, 4.125%, 3/15/29 (EUR)  2,965 3,653
NBN, 4.375%, 3/15/33 (EUR)  2,870 3,646
Petroleos Mexicanos, 5.95%, 1/28/31  17,110 16,783
Petroleos Mexicanos, 8.75%, 6/2/29  25,660 27,620
Petroleos Mexicanos, 10.00%, 2/7/33 (10) 21,165 24,770
RTE Reseau de Transport d'Electricite SADIR, 1.50%, 9/27/30
(EUR)  3,900 4,313
Saudi Telecom, 3.89%, 5/13/29 (1) 22,197 21,994
STC Sukuk II, 4.489%, 1/15/31 (1) 11,030 11,080
STC Sukuk II, 5.083%, 1/15/36 (1)(10) 6,260 6,355
237,147
Sovereign  1.2%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 16,640 16,973
Republic of Brazil, 6.00%, 10/20/33  16,520 16,913
Republic of Chile, 3.10%, 5/7/41  32,760 25,894
Republic of Colombia, 6.125%, 1/21/31  2,940 2,943

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Republic of Colombia, 6.50%, 1/21/33  5,780 5,747
Republic of Colombia, 7.75%, 11/7/36  15,940 16,616
Republic of Peru, 6.20%, 6/30/55  16,970 17,882
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 9,250 11,335
Republic of Romania, 5.75%, 7/4/36 (1) 11,930 11,903
Republic of Romania, 6.625%, 5/16/36 (1) 23,772 25,333
State of Israel, Series 10Y, 5.00%, 1/13/36  12,330 12,293
State of Israel, Series 10Y, 5.50%, 3/12/34  17,955 18,687
United Mexican States, 5.375%, 3/22/33  8,870 8,902
United Mexican States, 6.125%, 2/9/38  16,480 16,721
208,142
Supranational  0.1%
Corp. Andina de Fomento, VR, 6.75% (1)(9)(11) 4,020 4,228
Inter-American Development Bank, 3.802%, 11/12/30  8,115 8,117
International Bank for Reconstruction & Development, STEP,
1.745%, 7/31/33  6,400 6,720
19,065
Total Foreign Government Obligations & Municipalities
(Cost $454,123) 466,811
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  2,975 3,253
3,253
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  3,043 3,328
3,328
Total Municipal Securities
(Cost $6,340) 6,581
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  3.8%
Collateralized Mortgage Obligations  2.0%
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 6.431%, 9/25/29, Acquisition
Date: 8/29/24, Cost $18,041 (3)(4) 18,041 18,089
BINOM Securitization Trust
Series 2022-INV1, Class A3, CMO, ARM, 4.441%, 8/25/57 (1) 2,986 2,940
Chase Home Lending Mortgage Trust
Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 2,233 2,031
Citigroup Mortgage Loan Trust
Series 2022-INV1, Class A4B, CMO, ARM, 3.00%, 11/27/51 (1) 6,406 5,667

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
COLT Mortgage Loan Trust
Series 2025-10, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.867%, 10/25/70 (1) 7,063 7,069
Cross Mortgage Trust
Series 2025-H5, Class A1B, CMO, STEP, 5.509%, 7/25/70 (1) 4,824 4,865
EFMT
Series 2025-INV1, Class A1, CMO, STEP, 5.626%, 3/25/70 (1) 2,849 2,886
EFMT
Series 2025-INV2, Class A1, CMO, STEP, 5.387%, 5/26/70 (1) 7,591 7,662
EFMT
Series 2025-INV4, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.868%, 10/25/70 (1) 2,521 2,524
EFMT
Series 2025-NQM6, Class A1, CMO, ARM, 5.001%, 12/25/70 (1) 4,155 4,179
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, CMO, ARM, 4.00%, 9/25/48 (1) 401 397
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM, 1M TSFR + 0.964%,
4.638%, 3/25/50 (1) 2,980 2,887
Flagstar Mortgage Trust
Series 2021-8INV, Class A18, CMO, ARM, 2.50%, 9/25/51 (1) 7,396 6,296
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM, 3.50%, 11/25/57 (1) 510 477
Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM, 4.00%, 10/25/58 (1) 808 781
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP, 5.373%, 11/25/69 (1) 10,486 10,572
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM, 5.688%, 7/25/44 (1) 113 112
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM, 2.906%, 10/25/50 (1) 13,257 11,803
GS Mortgage-Backed Securities Trust
Series 2025-NQM3, Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 3,960 3,982
HOMES Trust
Series 2025-AFC2, Class A1B, CMO, STEP, 5.573%, 6/25/60 (1) 2,148 2,170
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.425%, 2/25/70 (1) 9,321 9,399
HOMES Trust
Series 2026-AFC1, Class A1, CMO, ARM, 4.846%, 2/25/61 (1) 19,490 19,509
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM, 1.073%, 9/25/56 (1) 8,747 7,584
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM, 3.50%, 5/25/50 (1) 3,383 3,135
JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM, 3.50%, 8/25/50 (1) 3,031 2,801

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM, 3.50%, 6/25/50 (1) 33 33
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM, 3.50%, 6/25/50 (1) 81 81
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.195%, 10/25/65 (1) 9,702 9,768
JPMorgan Mortgage Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1) 13,555 13,684
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 3,113 3,150
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 3,207 3,237
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A4, CMO, ARM, 2.50%, 9/25/51 (1) 9,308 7,935
New Residential Mortgage Loan Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.53%, 5/25/65 (1) 15,140 15,379
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 23,465 23,759
NYMT Loan Trust
Series 2025-INV1, Class A1, CMO, STEP, 5.402%, 4/25/60 (1) 2,179 2,197
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM, 4.00%, 5/27/49 (1) 698 668
OBX Trust
Series 2019-INV2, Class A5, CMO, ARM, 4.00%, 5/27/49 (1) 1,890 1,812
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%, 2/25/60 (1) 3,410 3,141
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM, 3.00%, 5/25/60 (1) 390 353
OBX Trust
Series 2025-NQM15, Class A1, CMO, STEP, 5.143%, 7/27/65 (1) 5,757 5,801
OBX Trust
Series 2025-NQM15, Class A1F, CMO, ARM, SOFR30A + 1.15%,
4.817%, 7/27/65 (1) 6,091 6,097
Santander Mortgage Asset Receivable Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 7,558 7,649
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM, 3.50%, 3/25/48 (1) 465 434
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 1,972 1,878
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM, 4.00%, 8/25/48 (1) 79 79
Spruce Hill Mortgage Loan Trust
Series 2022-SH1, Class A1A, CMO, STEP, 4.10%, 7/25/57 (1) 12,656 12,639
Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class A1, CMO, ARM, SOFR30A + 1.25%,
4.917%, 5/25/44 (1) 10,300 10,355

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2024-HQA2, Class A1, CMO, ARM, SOFR30A + 1.25%,
4.917%, 8/25/44 (1) 15,145 15,202
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class M1, CMO, ARM, SOFR30A + 1.10%,
4.767%, 9/25/45 (1) 8,099 8,099
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, CMO, ARM, 1M TSFR + 1.114%,
4.788%, 10/25/59 (1) 1,598 1,600
Towd Point Mortgage Trust
Series 2024-2, Class A1B, CMO, ARM, 4.833%, 12/25/64 (1) 7,657 7,817
Towd Point Mortgage Trust
Series 2024-5, Class A1B, CMO, ARM, 4.605%, 10/25/64 (1) 6,570 6,662
Towd Point Mortgage Trust
Series 2025-1, Class A1A, CMO, ARM, 4.802%, 6/25/65 (1) 13,454 13,723
Towd Point Mortgage Trust
Series 2025-1, Class A1B, CMO, ARM, 4.802%, 6/25/65 (1) 6,787 6,881
Towd Point Mortgage Trust
Series 2026-1, Class A1A, CMO, ARM, 4.198%, 1/25/66 (1) 15,826 15,978
Verus Securitization Trust
Series 2025-8, Class A1F, CMO, ARM, SOFR30A + 1.15%, 4.817%,
9/25/70 (1) 4,985 4,990
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1) 779 760
351,658
Commercial Mortgage-Backed Securities  1.8%
BANK
Series 2025-BNK51, Class A5, 5.29%, 12/25/67  7,265 7,616
BANK5
Series 2024-5YR10, Class A3, 5.302%, 10/15/57  5,050 5,243
BANK5
Series 2024-5YR10, Class AS, 5.637%, 10/15/57  2,590 2,684
BANK5
Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  9,095 9,638
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 5.934%,
11/15/34 (1) 10,230 128
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class A, ARM, 4.674%, 10/10/42 (1) 12,340 12,477
BX Commercial Mortgage Trust
Series 2024-GPA3, Class A, ARM, 1M TSFR + 1.293%, 4.952%,
12/15/39 (1) 15,016 15,021
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 5.301%,
5/15/41 (1) 27,742 27,759

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
BX Commercial Mortgage Trust
Series 2024-SLCT, Class A, ARM, 1M TSFR + 1.323%, 4.983%,
1/15/42 (1) 13,305 13,288
BX Commercial Mortgage Trust
Series 2026-CSMO, Class A, ARM, 1M TSFR + 1.40%, 5.067%,
2/15/42 (1) 8,240 8,240
BX Trust
Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%, 5.06%,
6/15/35 (1) 5,460 5,460
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B, 3.267%, 11/15/52  9,752 9,102
Citigroup Commercial Mortgage Trust
Series 2020-555, Class C, 3.031%, 12/10/41 (1) 8,370 7,647
Citigroup Commercial Mortgage Trust
Series 2020-555, Class D, 3.233%, 12/10/41 (1) 5,500 5,019
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 5.301%,
8/15/41 (1) 17,510 17,505
Grace Trust
Series 2020-GRCE, Class A, 2.347%, 12/10/40 (1) 5,110 4,636
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, ARM, 5.467%, 1/13/40 (1) 9,175 9,566
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 9,825 9,371
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM, 1M TSFR + 1.592%, 5.251%,
5/15/41 (1) 13,149 13,090
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A, ARM, 4.312%, 11/5/41 (1) 5,070 5,066
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A1, 3.93%, 1/12/60 (CAD) (1) 46,763 34,530
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM, 1M TSFR + 1.392%, 5.051%,
5/15/39 (1) 24,450 24,435
TX Trust
Series 2024-HOU, Class A, ARM, 1M TSFR + 1.591%, 5.251%,
6/15/39 (1) 12,745 12,753
VNDO Trust
Series 2016-350P, Class D, ARM, 3.903%, 1/10/35 (1) 8,849 8,755
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1) 13,100 13,096

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Wells Fargo Commercial Mortgage Trust
Series 2025-5C6, Class A3, 5.186%, 10/15/58  19,800 20,549
302,674
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $668,533) 654,332
PREFERRED STOCKS  0.0%
Insurance  0.0%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $1,719 (3)(4) 2 1,678
Total Preferred Stocks
(Cost $1,719) 1,678
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  25.7%
U.S. Government Agency Obligations  20.7%
Federal Home Loan Mortgage
2.50%, 5/1/30  2,368 2,322
3.00%, 4/1/47  1,158 1,074
3.50%, 9/1/42 - 3/1/46  58,523 56,683
4.00%, 10/1/40 - 8/1/45  6,068 6,054
4.50%, 6/1/39 - 5/1/42  9,221 9,369
5.00%, 7/1/33 - 8/1/40  2,423 2,504
5.50%, 4/1/26 - 12/1/39  2,397 2,508
6.00%, 10/1/32 - 8/1/38  1,338 1,412
6.50%, 2/1/36 - 9/1/39  601 645
7.00%, 8/1/31 - 6/1/32  15 16
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 6.317%, 10/1/36  14 15
RFUCCT1Y + 1.815%, 6.146%, 1/1/37  60 61
RFUCCT1Y + 1.848%, 6.384%, 3/1/36  56 57
RFUCCT1Y + 1.911%, 6.219%, 12/1/36  39 40
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  32 33
RFUCCT1Y + 2.032%, 6.398%, 11/1/36  99 101
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  74,647 9,776
2.50%, 11/25/50 - 3/15/52  155,040 23,871
Federal Home Loan Mortgage, CMO, Zero Coupon, PO, 8/15/28  2 1
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  5,610 5,165
2.00%, 8/1/36 - 5/1/52  160,168 136,713
2.50%, 4/1/37 - 9/1/52  174,624 154,647
3.00%, 7/1/34 - 8/1/52  64,647 60,259

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
3.50%, 8/1/49 - 6/1/52  18,219 17,607
4.00%, 6/1/37 - 8/1/52  26,503 25,989
4.50%, 9/1/37 - 11/1/52  41,497 41,236
5.00%, 8/1/52 - 2/1/56  60,828 61,314
5.50%, 8/1/53 - 10/1/55  144,507 147,933
6.00%, 6/1/54 - 8/1/55  119,503 123,438
6.50%, 8/1/54 - 9/1/55  51,994 54,328
7.00%, 6/1/54  3,978 4,201
Federal National Mortgage Assn.
3.00%, 2/1/44  344 331
3.50%, 6/1/42 - 5/1/46  28,787 27,847
4.00%, 11/1/40  5,728 5,734
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  56 56
RFUCCT1Y + 1.599%, 6.201%, 7/1/36  145 148
RFUCCT1Y + 1.655%, 6.28%, 8/1/37  40 41
RFUCCT1Y + 1.857%, 6.453%, 8/1/36  76 78
Federal National Mortgage Assn., CMO, IO
1.50%, 1/25/51  27,234 2,729
2.00%, 4/25/52 - 8/25/52  47,419 5,941
2.50%, 9/25/50 - 7/25/52  114,528 18,185
3.00%, 9/25/52  18,340 3,217
6.50%, 2/25/32  13 2
Federal National Mortgage Assn., UMBS
1.50%, 2/1/37 - 1/1/42  45,698 40,885
2.00%, 11/1/35 - 7/1/52  516,049 435,953
2.50%, 5/1/30 - 9/1/52  296,906 262,073
3.00%, 6/1/27 - 7/1/52  216,911 202,820
3.50%, 11/1/32 - 3/1/52  72,421 70,050
4.00%, 7/1/35 - 12/1/52  115,659 114,948
4.50%, 7/1/39 - 2/1/51  68,648 69,421
5.00%, 7/1/33 - 1/1/56  117,316 118,979
5.50%, 4/1/34 - 11/1/55  194,427 199,136
6.00%, 11/1/32 - 10/1/55  149,312 155,544
6.50%, 8/1/27 - 8/1/55  57,207 59,921
7.00%, 10/1/29 - 4/1/37  84 92
UMBS, TBA (12)
2.00%, 3/1/41 - 3/1/56  226,525 195,108
2.50%, 3/1/41 - 3/1/56  152,885 132,916
3.00%, 3/1/56  72,345 65,442
3.50%, 3/1/56  85,390 80,491
4.00%, 3/1/56  38,780 37,700
4.50%, 3/1/56  20,585 20,356

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
5.00%, 3/1/56  31,655 31,797
6.00%, 3/1/56  227,130 232,981
3,540,294
U.S. Government Obligations  5.0%
Government National Mortgage Assn.
1.50%, 8/20/36 - 6/20/37  7,689 7,055
2.00%, 1/20/51 - 3/20/52  162,336 137,568
2.50%, 8/20/50 - 3/20/52  154,118 136,046
3.00%, 9/15/42 - 6/20/52  94,577 87,510
3.50%, 9/15/41 - 10/20/49  68,588 66,190
4.00%, 2/20/41 - 10/20/52  65,160 63,748
4.50%, 7/15/26 - 6/20/53  70,929 70,897
5.00%, 9/15/33 - 6/20/48  27,461 28,299
5.50%, 10/20/32 - 3/20/49  11,645 12,068
6.00%, 1/20/34 - 11/20/52  16,784 17,386
6.50%, 3/15/26 - 12/15/31  21 21
7.00%, 5/20/28 - 11/20/28  4 4
7.50%, 7/15/28 - 8/15/28  18 18
8.00%, 9/15/27 - 10/15/27  24 24
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  2,249 2,117
3.50%, 10/20/50  9,510 8,106
Government National Mortgage Assn., CMO, IO
2.00%, 11/20/50 - 1/20/51  94,436 11,462
2.50%, 11/20/50 - 2/20/51  18,838 2,685
3.50%, 5/20/43  2,217 344
4.00%, 2/20/43  1,582 259
Government National Mortgage Assn., TBA (12)
4.50%, 3/20/56  34,320 33,907
5.00%, 3/20/56  116,585 116,980
5.50%, 3/20/56  61,310 62,086
864,780
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $4,461,624) 4,405,074
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  32.3%
U.S. Treasury Obligations  32.3%
U.S. Treasury Bonds, 2.25%, 5/15/41  17,435 13,245
U.S. Treasury Bonds, 2.375%, 2/15/42  87,955 66,887
U.S. Treasury Bonds, 3.25%, 5/15/42  76,690 65,929
U.S. Treasury Bonds, 3.375%, 8/15/42  300,420 261,788
U.S. Treasury Bonds, 3.875%, 2/15/43  159,815 148,079

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 4.00%, 11/15/42  215,455 203,268
U.S. Treasury Bonds, 4.00%, 11/15/52  30,570 27,470
U.S. Treasury Bonds, 4.125%, 8/15/44  70,785 67,036
U.S. Treasury Bonds, 4.125%, 8/15/53  115,975 106,407
U.S. Treasury Bonds, 4.25%, 2/15/54  292,825 274,295
U.S. Treasury Bonds, 4.25%, 8/15/54 (13) 249,550 233,836
U.S. Treasury Bonds, 4.375%, 8/15/43  272,825 268,392
U.S. Treasury Bonds, 4.50%, 2/15/44  389,730 388,573
U.S. Treasury Bonds, 4.50%, 11/15/54  74,730 73,014
U.S. Treasury Bonds, 4.625%, 5/15/44  25,840 26,139
U.S. Treasury Bonds, 4.625%, 11/15/44  172,600 174,245
U.S. Treasury Bonds, 4.625%, 5/15/54  20,665 20,600
U.S. Treasury Bonds, 4.625%, 2/15/55  24,515 24,454
U.S. Treasury Notes, 0.625%, 12/31/27  106,375 101,181
U.S. Treasury Notes, 2.75%, 8/15/32  54,660 51,743
U.S. Treasury Notes, 3.25%, 6/30/27  45,030 44,907
U.S. Treasury Notes, 3.50%, 9/30/29  51,240 51,348
U.S. Treasury Notes, 3.625%, 8/31/29  153,940 154,902
U.S. Treasury Notes, 3.75%, 12/31/30  148,325 149,808
U.S. Treasury Notes, 3.75%, 8/31/31  329,355 332,031
U.S. Treasury Notes, 3.875%, 11/30/27  212,795 214,432
U.S. Treasury Notes, 4.00%, 10/31/29  30,180 30,753
U.S. Treasury Notes, 4.00%, 3/31/30  16,555 16,887
U.S. Treasury Notes, 4.00%, 1/31/31  287,480 293,544
U.S. Treasury Notes, 4.125%, 9/30/27 (13) 178,645 180,543
U.S. Treasury Notes, 4.125%, 10/31/27  7,870 7,958
U.S. Treasury Notes, 4.125%, 10/31/29  97,625 99,905
U.S. Treasury Notes, 4.125%, 10/31/31  33,095 33,977
U.S. Treasury Notes, 4.125%, 3/31/32  63,045 64,700
U.S. Treasury Notes, 4.25%, 1/31/30  116,375 119,721
U.S. Treasury Notes, 4.25%, 11/15/34  114,030 117,166
U.S. Treasury Notes, 4.375%, 11/30/28  268,140 274,990
U.S. Treasury Notes, 4.375%, 12/31/29  83,985 86,741
U.S. Treasury Notes, 4.375%, 11/30/30 (13) 203,480 211,047
U.S. Treasury Notes, 4.625%, 4/30/31  320,865 337,059
U.S. Treasury Notes, 4.625%, 5/31/31  107,180 112,606
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $5,488,491) 5,531,606

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS  6.8%
Money Market Funds  6.8%
T. Rowe Price Government Reserve Fund, 3.73% (8)(14) 1,158,009 1,158,009
Total Short-Term Investments
(Cost $1,158,009) 1,158,009
SECURITIES LENDING COLLATERAL  0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund, 3.67% (8)(14) 2,489 2,489
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 2,489
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Treasury Reserve Fund, 3.67% (8)(14) 70,821 70,821
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 70,821
Total Securities Lending Collateral
(Cost $73,310) 73,310
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
1/12/29 Receive Fixed 2.50%
Annually, Pay Variable 3.68%
(SOFR) Annually, 1/8/27 @
2.50%* (15) 2 3,381,500 8,536

T. ROWE PRICE New Income Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit Markit
CDX.NA.HY-S45, 5 Year
Index, 12/20/30), Pay
5.00%Quarterly, Receive
upon credit default, 4/15/26
@ 1.07%* (15) 1 340,500 4,230
Morgan Stanley
2 Year Interest Rate Swap,
4/8/36 Pay Annually,
Receive Variable 3.68%
(SOFR) Annually, 4/6/26 @
4.05%* (15) 1 336,560 49
Total Options Purchased (Cost $9,201) 12,815
Total Investments in Securities 106.8%
(Cost $18,265,029) $ 18,295,621
Other Assets Less Liabilities (6.8)% (1,172,213)
Net Assets 100.0% $ 17,123,408
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,222,543 and represents 18.8% of net assets.
(2) All or a portion of this loan is unsettled as of February 28, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $128,992 and represents 0.8% of net assets.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
(6) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(7) SEC 30-day yield
(8) Affiliated Companies
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) All or a portion of this security is on loan at February 28, 2026.
(11) Perpetual security with no stated maturity date.
(12) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,009,764 and represents 5.9% of net assets.
(13) At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14) Seven-day yield
(15) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GO General Obligation
HUF Hungarian Forint
IO Interest-only security for which the fund receives interest on notional principal
KZT Kazakhstan Tenge
MYR Malaysian Ringgit
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
THB Thai Baht
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE New Income Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (1.3)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (1.3)%
U.S. Government Obligations  (1.3)%
Government National Mortgage Assn., TBA, 6.00%, 3/20/56  220,880,000 (225,342)
Total TBA Sales Commitments (Proceeds $(224,978)) (225,342)

T. ROWE PRICE New Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
1/12/29 Receive Fixed
2.00% Annually, Pay
Variable 3.68% (SOFR)
Annually, 1/8/27 @ 2.00%* 2 3,381,500 (3,930)
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
Markit CDX.NA.HY-S45, 5
Year Index, 12/20/30), Pay
5.00% Quarterly, Receive
upon credit default,
4/15/26 @ 1.02%* 1 340,500 (898)
Total Options Written (Premiums $(2,590)) $ (4,828)

T. ROWE PRICE New Income Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.2%
Credit Default Swaps, Protection Sold 0.2%
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.NA.IG-S45,
5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/30 831,400 30,766 29,284 1,482
Total Bilateral Credit Default Swaps, Protection
Sold 29,284 1,482
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.171% (SOFR +
0.48%) at Maturity, 5/19/26 4,089 (15) 16 (31)
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.171% (SOFR + 0.48%) at
Maturity, 5/19/26 6,376 19 59 (40)
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.171% (SOFR
+ 0.48%) at Maturity, 5/19/26 1,463 31 38 (7)
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 1,327 28 34 (6)
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 1,875 (8) 5 (13)
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.171% (SOFR + 0.48%) at
Maturity, 5/19/26 10,044 68 159 (91)
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.171% (SOFR +
0.48%) at Maturity, 5/19/26 10,059 140 270 (130)
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.171% (SOFR +
0.48%) at Maturity, 5/19/26 1,305 (19) 1 (20)

T. ROWE PRICE New Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 1,990 23 29 (6)
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.171% (SOFR + 0.48%) at
Maturity, 5/19/26 1,783 (5) 18 (23)
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 1,890 43 47 (4)
JPMorgan Chase, Receive Underlying
Reference: iShares iBoxx Investment
Grade Bond ETF Monthly, Pay Variable
4.024% (SOFR + 0.35%) Monthly,
1/18/28 46,579 (71) — (71)
Total Bilateral Total Return Swaps 676 (442)
Total Bilateral Swaps 29,960 1,040
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought 0.0%
Protection Bought (Relevant Credit:
Dow Chemical), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/30 16,378 35 (71) 106
Total Centrally Cleared Credit Default Swaps,
Protection Bought 106
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: Oracle,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 * 41,353 (1,033) 409 (1,442)

T. ROWE PRICE New Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: SES,
Ba1*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 (EUR) * 22,061 (1,060) (751) (309)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (1,751)
Total Centrally Cleared Swaps (1,645)
Net payments (receipts) of variation margin to date 1,540
Variation margin receivable (payable) on centrally cleared swaps $ (105)
* Credit ratings as of February 28, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $657.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 3/6/26 THB 1,338,735 USD 42,136 $ 960
Bank of America 3/6/26 USD 8,389 PHP 497,585 (237)
Deutsche Bank 3/6/26 USD 8,556 PHP 507,537 (243)
Deutsche Bank 4/10/26 KZT 8,789,315 USD 17,087 257
Deutsche Bank 4/10/26 USD 17,167 KZT 8,789,315 (177)
Deutsche Bank 4/17/26 HUF 14,751,213 USD 46,265 (153)
Goldman Sachs 3/6/26 PHP 2,487,925 USD 42,123 1,007
HSBC Bank 4/24/26 USD 33,760 AUD 49,900 (1,741)
HSBC Bank 5/22/26 EUR 1,172 USD 1,386 4
JPMorgan Chase 3/6/26 USD 16,607 PHP 985,218 (472)
JPMorgan Chase 3/9/26 MYR 172,515 USD 42,090 2,262
Morgan Stanley 5/22/26 USD 197,470 EUR 166,006 506
Nomura Securities
International 4/24/26 USD 31,360 AUD 44,945 (616)
RBC Dominion
Securities 4/24/26 USD 34,623 CAD 47,658 (404)
Standard Chartered 3/6/26 USD 8,384 PHP 497,585 (242)
Standard Chartered 3/9/26 USD 42,915 MYR 172,515 (1,436)
UBS Investment Bank 3/6/26 USD 42,931 THB 1,338,735 (165)
UBS Investment Bank 4/17/26 HUF 4,109,637 USD 12,736 110
UBS Investment Bank 4/17/26 USD 56,569 HUF 18,860,850 (2,389)
UBS Investment Bank 4/24/26 AUD 94,845 USD 63,354 4,123
Net unrealized gain (loss) on open forward
currency exchange contracts $ 954

T. ROWE PRICE New Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 629 Euro BOBL contracts 6/26 (87,775) $ (150)
Short, 359 Euro BUND contracts 6/26 (54,806) (141)
Short, 252 Government of Canada five year bond
contracts 6/26 (21,305) (48)
Long, 2,539 U.S. Treasury Notes five year
contracts 6/26 279,647 1,067
Long, 7,918 U.S. Treasury Notes two year
contracts 6/26 1,657,027 1,845
Short, 1,227 Ultra U.S. Treasury Notes ten year
contracts 6/26 (143,233) (769)
Net payments (receipts) of variation margin to date 126
Variation margin receivable (payable) on open futures contracts $ 1,930

T. ROWE PRICE New Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund
- Z Class, 7.01%  $ — $ (7) $ 20
T. Rowe Price Government Reserve Fund,
3.73% — — 20,117++
T. Rowe Price Treasury Reserve Fund, 3.67% — — —++
Totals $ —# $ (7) $ 20,137+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
2/28/26
T. Rowe Price Institutional
Floating Rate Fund - Z Class,
7.01%  $ 348 $ 20 $ — $ 361
T. Rowe Price Government
Reserve Fund, 3.73% 373,405  ¤  ¤ 1,158,009
T. Rowe Price Treasury
Reserve Fund, 3.67% —  ¤  ¤ 73,310
Total $ 1,231,680^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $20,137 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,231,666.

T. ROWE PRICE New Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Income Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The New Income Fund, Inc.
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE New Income Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE New Income Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 9,943,261 $ — $ 9,943,261
Asset-Backed Securities — 1,481,489 19,486 1,500,975
Bank Loans — 549,873 25,176 575,049
Bond Funds 361 — — 361
Corporate Bonds — 3,838,274 70,746 3,909,020
Foreign Government
Obligations & Municipalities — 464,354 2,457 466,811
Non-U.S. Government
Mortgage-Backed Securities — 636,243 18,089 654,332
Preferred Stocks — — 1,678 1,678
Short-Term Investments 1,158,009 — — 1,158,009
Securities Lending Collateral 73,310 — — 73,310
Options Purchased — 12,815 — 12,815
Total Securities 1,231,680 16,926,309 137,632 18,295,621
Swaps* — 31,224 — 31,224
Forward Currency Exchange
Contracts — 9,229 — 9,229
Futures Contracts* 2,912 — — 2,912
Total $ 1,234,592 $ 16,966,762 $ 137,632 $ 18,338,986
Liabilities
TBA Sales Commitments $ — $ 225,342 $ — $ 225,342
Options Written — 4,828 — 4,828
Swaps* — 1,869 — 1,869
Forward Currency Exchange
Contracts — 8,275 — 8,275
Futures Contracts* 1,108 — — 1,108
Total $ 1,108 $ 240,314 $ — $ 241,422
1
Includes Municipal Securities, U.S. Government & Agency Mortgage-Backed Securities
and U.S. Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE New Income Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F43-054Q3 02/26
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.